S000003864 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
BlackRock Advantage Large Cap Core Portfolio
Prospectus [Line Items]
Average Annual Return, Percent	20.20%	14.27%	14.50%